General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expenses
Administrative services fees (Note 14)	$ 4,708	$ 7,838	$ 8,963
Commercial management fees (Note 14)	5,400	5,400	5,400
Share-based compensation (Note 21)	378	1,908	1,158
Other expenses	2,876	3,814	3,880
Total	$ 13,362	$ 18,960	$ 19,401